SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     s#ssss8s
/FILER
PERIOD     03/31/05
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 12, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $145557 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      353     4120 SH       SOLE                                       4120
Abbott Labs                    COM              002824100      393     8422 SH       SOLE                                       8422
American International Group   COM              026874107     3974    71716 SH       SOLE                                      71716
Apple Computer                 COM              037833100      354     8490 SH       SOLE                                       8490
Automatic Data Processing      COM              053015103     4010    89200 SH       SOLE                                      89200
BB&T Corp.                     COM              054937107      262     6700 SH       SOLE                                       6700
BP PLC                         COM              055622104     3863    61913 SH       SOLE                                      61913
Bell South                     COM              079860102      307    11690 SH       SOLE                                      11690
Bristol Myers Squibb           COM              110122108     2153    84582 SH       SOLE                                      84582
Canon Inc. ADR                 COM              138006309     4417    82408 SH       SOLE                                      82408
ChevronTexaco                  COM              166751107      957    16410 SH       SOLE                                      16410
Cisco Systems                  COM              17275R102     1038    58001 SH       SOLE                                      58001
Citigroup Inc                  COM              172967101      193     4300 SH       SOLE                                       4300
Coca-Cola                      COM              191216100     2681    64329 SH       SOLE                                      64329
Compass Bancshares Inc.        COM              20449H109      790    17400 SH       SOLE                                      17400
Dell Inc.                      COM              24702r101      250     6500 SH       SOLE                                       6500
Donaldson Co.                  COM              257651109     6687   207160 SH       SOLE                                     207160
Dover Corp.                    COM              260003108     3828   101309 SH       SOLE                                     101309
Dupont de Nemours              COM              263534109      662    12912 SH       SOLE                                      12912
Echelon                        COM              27874n105       86    12520 SH       SOLE                                      12520
Emerson Electric               COM              291011104     3830    58980 SH       SOLE                                      58980
Exxon Mobil                    COM              30231G102     4391    73681 SH       SOLE                                      73681
General Electric               COM              369604103      953    26435 SH       SOLE                                      26435
H J Heinz Co.                  COM              423074103     2417    65603 SH       SOLE                                      65603
Home Depot                     COM              437076102     2519    65871 SH       SOLE                                      65871
Illinois Tool Works            COM              452308109     5193    58001 SH       SOLE                                      58001
Intel Corp.                    COM              458140100     1131    48678 SH       SOLE                                      48678
Johnson & Johnson              COM              478160104     6486    96580 SH       SOLE                                      96580
Luminex Corp                   COM              55027E102      481    63891 SH       SOLE                                      63891
McGraw Hill                    COM              580645109      218     2500 SH       SOLE                                       2500
Microsoft Corp                 COM              594918104     3332   137849 SH       SOLE                                     137849
Molex Inc.                     COM              608554101     3045   115520 SH       SOLE                                     115520
National Instruments Corp.     COM              636518102     1428    52788 SH       SOLE                                      52788
Nokia                          COM              654902204     1004    65093 SH       SOLE                                      65093
Nordson Corp.                  COM              655663102     3458    93920 SH       SOLE                                      93920
Pepsico Inc.                   COM              713448108      408     7693 SH       SOLE                                       7693
Pfizer, Inc.                   COM              717081103      566    21562 SH       SOLE                                      21562
Procter & Gamble               COM              742718109     5386   101617 SH       SOLE                                     101617
Royal Dutch                    COM              780257804     3909    65108 SH       SOLE                                      65108
SBC Communications             COM              78387G103     1496    63153 SH       SOLE                                      63153
Sabine Royalty Trust UBI       COM              785688102      552    14950 SH       SOLE                                      14950
San Juan Basin Royalty Trust   COM              798241105    22217   616452 SH       SOLE                                     616452
Schering-Plough                COM              806605101     2607   143645 SH       SOLE                                     143645
Schlumberger Ltd               COM              806857108     3645    51718 SH       SOLE                                      51718
Sigma-Aldrich                  COM              826552101     4288    70001 SH       SOLE                                      70001
Sysco Corp.                    COM              871829107     4337   121145 SH       SOLE                                     121145
Target                         COM              87612e106       84     1680 SH       SOLE                                       1680
Telefonica de Espana           COM              879382208      796    15312 SH       SOLE                                      15312
Unilever N.V.                  COM              904784709     3340    48819 SH       SOLE                                      48819
Verizon Communications         COM              92343v104      348     9810 SH       SOLE                                       9810
Vodafone                       COM              92857t107      322    12120 SH       SOLE                                      12120
W.W. Grainger                  COM              384802104     4463    71665 SH       SOLE                                      71665
Wal-Mart Stores                COM              931142103     1996    39828 SH       SOLE                                      39828
Weyerhaeuser                   COM              962166104     2708    39531 SH       SOLE                                      39531
Whole Foods Market             COM              966837106      209     2050 SH       SOLE                                       2050
REPORT SUMMARY		       55 DATA RECORDS		     145557         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

/TEXT
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/SUBMISSION
